Annual Total Returns - Fidelity Small Cap Stock Fund [BarChart] - 04.30 Fidelity Small Cap Stock Fund, Mid-Cap Stock Fund, & Large Cap Stock Retail Combo PRO-12 - Fidelity Small Cap Stock Fund - Fidelity Small Cap Stock Fund
Jun. 29, 2022
Bar Chart Table:
Annual Return 2012	12.99%
Annual Return 2013	29.79%
Annual Return 2014	7.19%
Annual Return 2015	2.40%
Annual Return 2016	12.94%
Annual Return 2017	13.84%
Annual Return 2018	(11.56%)
Annual Return 2019	29.46%
Annual Return 2020	13.80%
Annual Return 2021	20.23%